SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 1,300,429
Additions	43,871,579	1,300,429
Cost, beginning balance	(32,325)
Cost, ending balance	45,139,683	1,300,429
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance	45,139,683
Intangible assets, ending balance		1,300,429
Patent [Member]
IfrsStatementLineItems [Line Items]
Other cost	193,382
Cost, beginning balance
Additions	42,961,382
Cost, beginning balance
Cost, ending balance	42,961,382
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance	42,961,382
Intangible assets, ending balance
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	450,429
Additions	910,197	450,429
Cost, beginning balance	(32,325)
Cost, ending balance	1,328,301	450,429
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance	1,328,301	450,429
Intangible assets, ending balance	450,429
Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	850,000
Additions		850,000
Cost, beginning balance
Cost, ending balance	850,000	850,000
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance	$ 850,000
Intangible assets, ending balance		$ 850,000